UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-10171

Name of Fund: Master Senior Floating Rate LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, Master Senior Floating Rate LLC, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2010 – 06/30/2011

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10171
Reporting Period: 07/01/2010 - 06/30/2011
Master Senior Floating Rate LLC

======================= MASTER SENIOR FLOATING RATE LLC ========================

GEO SPECIALTY CHEMICALS INC.

Ticker:                      Security ID:  37246R205
Meeting Date: FEB 22, 2011   Meeting Type: Annual
Record Date:  JAN 10, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Duncan H. Cocroft        For       For          Management
1.2   Elect Director David L. Eaton           For       For          Management
1.3   Elect Director Kenneth A. Ghazey        For       For          Management
1.4   Elect Director Philip J. Gund           For       For          Management
1.5   Elect Director Charles Macaluso         For       For          Management

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WELLMAN HOLDINGS, INC.

Ticker:       WMANQ          Security ID:  949700108
Meeting Date: SEP 29, 2010   Meeting Type: Annual
Record Date:  AUG 02, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark J. Ruday            For       For          Management
2     Elect Director Charles Macaluso         For       For          Management
3     Elect Director Duncan H. Cocroft        For       For          Management
4     Elect Director Kenneth A. Ghazey        For       For          Management
5     Elect Director James D. Jackson         For       For          Management
6     Director Linda Koffenberger             For       For          Management

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WELLMAN HOLDINGS, INC.

Ticker:       WMANQ          Security ID:  949700AA6
Meeting Date: SEP 29, 2010   Meeting Type: Annual
Record Date:  AUG 02, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Charles Macaluso         For       For          Management
2     Elect Director Duncan H. Cocroft        For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director James D. Jackson         For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Ari M. Chaney            For       For          Management

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WELLMAN HOLDINGS, INC.

Ticker:       WMANQ          Security ID:  949700AB4
Meeting Date: SEP 29, 2010   Meeting Type: Annual
Record Date:  AUG 02, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Charles Macaluso         For       For          Management
2     Elect Director Duncan H. Cocroft        For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director James D. Jackson         For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Ari M. Chaney            For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Senior Floating Rate LLC

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
Master Senior Floating Rate LLC

Date: August 29, 2011